UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: Vanguard Florida Tax-Free Funds

Name of Registrant: 811-06709

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Item 1: Schedule of Investments

Vanguard Florida Focused Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.3%)
Florida (64.7%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Inc. Project)	6.250%	12/1/16 (14)	8,695	9,470
Boynton Beach FL Utility System Revenue	5.375%	11/1/13 (14)	2,400	2,495
Boynton Beach FL Utility System Revenue	5.375%	11/1/15 (14)	2,665	2,923
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,605
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	7.000%	4/1/39	7,000	8,661
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,724
Broward County FL Educational Facilities
Authority Revenue (Nova Southeastern
University Project) VRDO	0.210%	9/4/12 LOC	1,200	1,200
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,345
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/36	2,500	2,832
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,000	5,565
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	10,000	10,790
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	5,000	5,486
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	1,000	1,125
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/17	5,000	5,786
Clearwater FL Water & Sewer Revenue	5.250%	12/1/39	5,000	5,703
Collier County FL Special Obligation Revenue	5.000%	7/1/34	3,000	3,376
Florida Board of Education Capital Outlay GO	5.000%	6/1/33	3,000	3,641
Florida Board of Education Lottery Revenue	5.000%	1/1/13 (Prere.)	3,640	3,732
Florida Board of Education Lottery Revenue	5.250%	1/1/13 (Prere.)	3,330	3,417
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (2)	3,000	3,439
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13 (Prere.)	6,400	6,687
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	3,000	4,145
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/35	7,000	8,027
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,000	5,615
Florida Department of Transportation GO	5.000%	7/1/13 (Prere.)	2,620	2,748
Florida Department of Transportation GO	5.000%	7/1/30	7,350	7,915
1 Florida Education System University System
Improvement Revenue TOB VRDO	0.200%	9/7/12	3,290	3,290
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.500%	7/1/39	425	456
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	3,000	3,338
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	6,350	7,231
Florida Municipal Power Agency Revenue	5.000%	10/1/31	6,075	6,753

Florida Municipal Power Agency Revenue	6.250%	10/1/31	2,000	2,424
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,419
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/25	3,000	3,591
Halifax Hospital Medical Center Florida Hospital
Revenue	5.500%	6/1/38 (4)	3,000	3,239
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	1,225	1,401
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/31	4,000	4,230
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/35	8,775	9,208
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	5,000	5,675
Hillsborough County FL Industrial Development
Authority Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.250%	7/1/27	3,000	3,207
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.250%	10/1/34	4,570	4,656
Hillsborough County FL Industrial Development
Authority Pollution Control Revenue (Tampa
Electric Co. Project) PUT	5.150%	9/1/13	2,000	2,085
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	5,000	6,219
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,900
Jacksonville FL Economic Development
Commission Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/36	3,000	3,314
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.180%	9/7/12	1,380	1,380
Jacksonville FL Electric Authority Power Supply
System Revenue (Scherer 4 Project)	5.625%	10/1/33	4,000	4,263
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	4.750%	10/1/33	1,920	1,985
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/37	4,500	5,017
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.500%	10/1/39	3,660	3,947
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.375%	10/1/39	1,125	1,190
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.180%	9/7/12	300	300
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/27	2,500	2,692
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/37	3,800	4,002

Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project) VRDO	0.180%	9/4/12 LOC	8,950	8,950
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/30	5,000	5,546
Lakeland FL Electric & Water Revenue	6.050%	10/1/14 (4)	2,000	2,215
Marion County FL Hospital District Health
System Improvement Revenue (Munroe
Regional Health System)	5.000%	10/1/29	6,540	6,801
Miami FL Special Obligation Revenue (Marlins
Stadium Project)	5.250%	7/1/35 (4)	2,000	2,209
Miami FL Special Obligation Revenue (Street &
Sidewalk Improvement Program)	5.625%	1/1/39	2,000	2,188
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	3,000	3,510
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	3,000	3,484
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	2,000	2,270
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/35	2,500	2,738
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/41	6,950	7,897
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	1,775	2,022
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	9,000	10,254
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/24 (2)	2,365	2,885
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/37 (2)	4,250	4,506
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	7,000	7,624
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue VRDO	0.170%	9/7/12 LOC	300	300
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.000%	6/1/28 (14)	2,090	2,144
Miami-Dade County FL School Board COP	5.000%	8/1/13 (Prere.)	1,665	1,736
Miami-Dade County FL School Board COP	5.000%	5/1/15 (12)	2,500	2,757
Miami-Dade County FL School Board COP	5.250%	5/1/19 (12)	5,000	5,972
Miami-Dade County FL School Board COP	5.250%	5/1/31 (12)	8,165	9,165
1 Miami-Dade County FL Special Obligation
Revenue TOB VRDO	0.210%	9/4/12 LOC	1,200	1,200
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19 (4)	2,000	2,420
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31 (10)	5,000	5,372
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20 (10)	4,385	5,043
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,000	7,780
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/39 (4)	4,745	5,292
1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.270%	9/7/12 (4)	2,200	2,200
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	2,000	2,210
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/13 (14)	1,890	1,994

Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/16 (14)	1,515	1,687
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/18 (14)	5,770	7,039
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	5.125%	11/15/39	9,000	9,373
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	7,158
Orange County FL School Board COP	5.000%	8/1/23 (14)	5,000	5,589
Orange County FL School Board COP VRDO	0.190%	9/7/12 LOC	200	200
Orange County FL Tourist Development
Revenue	4.750%	10/1/32 (10)	8,500	8,921
Orlando & Orange County FL Expressway
Authority Revenue	8.250%	7/1/14 (14)	3,000	3,382
Orlando & Orange County FL Expressway
Authority Revenue	8.250%	7/1/15 (14)	8,360	9,966
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28 (12)	5,000	5,811
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28	2,000	2,318
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	1,000	1,147
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32 (4)	5,340	5,802
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/18	3,000	3,662
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/29	3,675	4,379
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/39	2,500	2,818
Orlando FL Utility Commission Water & Electric
Revenue	5.000%	10/1/25	2,100	2,358
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/15 (14)	3,000	3,470
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRCH Corp.
Obligated Group)	5.625%	12/1/31	6,000	6,022
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	1,700	1,865
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/38	3,000	3,260
Palm Beach County FL School Board COP	5.000%	8/1/24 (14)	7,135	8,028
Palm Beach County FL School Board COP	5.000%	8/1/27 (14)	2,000	2,219
1 Palm Beach County FL School Board COP TOB
VRDO	0.220%	9/7/12	11,235	11,235
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	5,000	5,750
Palm Beach County FL Water & Sewer Revenue	5.000%	10/1/31	2,000	2,264
Panama City FL Utility Revenue	5.000%	6/1/39 (12)	3,000	3,308
Polk County FL Transportation Revenue	5.000%	12/1/20	1,000	1,203
Polk County FL Utility System Revenue	5.250%	10/1/21 (14)	3,620	3,768
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	2,000	2,286
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	2,183

Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	3,500	3,965
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.625%	7/1/39	5,000	5,494
Sarasota County FL School Board COP	5.375%	7/1/23	3,000	3,493
Sarasota County FL School Board COP	5.500%	7/1/24	2,775	3,229
Seacoast FL Utility Authority Water & Sewer
Revenue	5.500%	3/1/17 (14)	2,400	2,854
Seacoast FL Utility Authority Water & Sewer
Revenue	5.500%	3/1/19 (14)	3,595	4,433
Seminole County FL Water & Sewer Revenue	6.000%	10/1/12 (14)	1,765	1,773
Seminole County FL Water & Sewer Revenue	6.000%	10/1/19 (14)	2,350	2,538
Seminole County FL Water & Sewer Revenue	5.000%	10/1/36	4,400	4,859
South Broward FL Hospital District Revenue	5.000%	5/1/35 (14)	5,050	5,333
South Florida Water Management District COP	5.000%	10/1/36 (2)	10,000	10,621
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/18	2,000	2,331
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/20	5,000	5,701
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/22	5,000	5,701
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/37	5,000	5,360
St. John's County FL Industrial Development
Authority Health Care Revenue (Vicars
Landing Project)	5.000%	2/15/17	1,115	1,165
St. John's County FL Ponte Vedra Utility
Systems Revenue	5.000%	10/1/30 (4)	3,650	3,880
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	6.000%	8/1/45	5,000	5,554
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/39	2,000	2,385
St. Petersburg FL Public Utility Revenue	5.500%	10/1/37	1,000	1,140
Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	9,008
Sunrise FL Utility System Revenue	5.200%	10/1/22 (2)	9,550	10,940
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.180%	9/7/12 LOC	2,000	2,000
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	2,500	2,700
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/34	7,000	7,802
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/32	2,750	3,355
University of Central Florida Athletic Association
Inc. COP	5.000%	10/1/35 (14)	2,800	2,819
University of North Florida Foundation Inc.
Revenue VRDO	0.200%	9/4/12 LOC	4,700	4,700
				617,152
New York (5.2%)
New York City NY GO	5.000%	8/1/35	1,500	1,714

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	2,000	2,407
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	2,000	2,267
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	2,000	2,261
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	1,000	1,137
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	800	937
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	3,000	3,672
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	1,455	1,676
New York Liberty Development Corp. Revenue	5.750%	11/15/51	2,000	2,367
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	2,000	2,313
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,405
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	3,000	3,443
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	2,000	2,271
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	2,000	2,317
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	2,000	2,251
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/31	2,000	2,395
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,309
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	2,000	2,400
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	1,000	1,149
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	2,000	2,248
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/18	2,000	2,403
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	3,000	3,615
				49,957
Texas (4.1%)
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	3,000	3,661
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/43	1,760	1,989
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/40	2,000	2,307
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/22	1,000	1,254
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/23	1,000	1,244
Frisco TX Independent School District GO	5.000%	8/15/40	1,000	1,158
North Texas Tollway Authority System Revenue	5.000%	9/1/30	2,000	2,341
North Texas Tollway Authority System Revenue	5.000%	9/1/31	2,000	2,334
2 North Texas Tollway Authority System Revenue	5.000%	1/1/36	1,900	2,123

North Texas Tollway Authority System Revenue	5.500%	9/1/41	2,000	2,374
San Antonio TX GO	4.000%	8/1/14	1,000	1,070
San Antonio TX Water Revenue	5.000%	5/15/26	2,000	2,453
Texas GO	5.000%	8/1/32	4,000	4,725
Texas State University System Revenue	5.000%	3/15/42	2,000	2,254
University of Houston Texas Revenue	5.000%	2/15/22	2,560	3,142
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	2,000	2,478
Waco TX Education Finance Corp. Revenue
(Baylor University)	5.000%	3/1/43	2,000	2,286
				39,193
Massachusetts (3.4%)
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	2,000	2,304
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	1,325	1,386
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	3,000	3,633
Massachusetts GO	5.000%	10/1/16	3,000	3,531
Massachusetts GO	5.000%	10/1/17	3,000	3,624
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,235	1,669
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	2,000	2,425
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,609
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/13	3,550	3,713
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	3,000	3,627
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,155
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	1,500	1,706
				32,382
California (2.5%)
California GO	5.250%	10/1/24	3,000	3,602
California GO	5.000%	6/1/37 (14)	2,500	2,672
California GO	6.000%	11/1/39	1,500	1,787
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	1,000	1,084
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	2,000	2,229
3 Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	3,680	3,860
Mount Diablo CA Unified School District GO	5.000%	8/1/32	2,675	3,052
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	1,000	1,214
San Diego CA Community College District GO	5.000%	8/1/36	1,500	1,724
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/26	2,000	2,341
				23,565
Illinois (2.1%)
Chicago IL GO	5.250%	1/1/35	2,000	2,248
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/41	3,000	3,714

Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	1,000	1,144
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,145
Cook County IL GO	5.250%	11/15/28	2,000	2,351
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/37	1,000	1,112
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/42	2,000	2,244
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	790	928
Illinois GO	5.000%	8/1/23	1,500	1,716
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/20	1,000	1,090
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	2,000	2,358
				20,050
Georgia (1.6%)
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	1,000	1,149
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	1,000	1,144
Georgia GO	5.000%	7/1/29	2,000	2,438
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/20	2,900	3,661
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/22	3,000	3,695
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	3,000	3,631
				15,718
North Carolina (1.5%)
Charlotte NC Airport Revenue	5.000%	7/1/26	2,205	2,587
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,262
Charlotte NC GO	5.000%	7/1/27	3,000	3,762
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/38	2,725	3,154
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	500	549
Wake County NC GO	4.000%	2/1/14	2,000	2,105
				14,419
Ohio (1.5%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,416
Columbus OH GO	5.000%	12/15/13	2,000	2,122
Franklin County OH GO	5.000%	12/1/15	2,000	2,291
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	2,000	2,335
Ohio GO	5.000%	2/1/29	3,000	3,557
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/38	2,000	2,244
				13,965
Washington (1.3%)
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,297
University of Washington Revenue	5.000%	4/1/19	2,000	2,468
University of Washington Revenue	5.000%	7/1/34	2,000	2,361
Washington GO	5.000%	8/1/35	2,000	2,302

Washington State University General Revenue	5.000%	10/1/27	2,760	3,308
				12,736
Pennsylvania (1.3%)
Pennsylvania GO	5.000%	9/1/14 (4)	3,100	3,387
Pennsylvania GO	5.000%	3/1/15	2,065	2,300
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,188
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	2,000	2,448
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	1,000	1,219
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	2,000	2,192
				12,734
Virginia (1.2%)
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/36	1,000	1,129
Norfolk VA Water Revenue	5.000%	11/1/28	1,000	1,218
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/28	1,640	1,856
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	2,000	2,512
Virginia Public School Authority Revenue	5.000%	8/1/16	3,860	4,511
				11,226
Maryland (1.1%)
Baltimore County MD GO	5.000%	2/1/26	2,800	3,504
Maryland GO	5.000%	8/1/15	2,425	2,749
Maryland GO	5.000%	3/1/16	3,720	4,304
				10,557
Wisconsin (1.0%)
Wisconsin GO	5.000%	5/1/13	2,750	2,838
Wisconsin GO	5.000%	11/1/20	2,500	3,125
Wisconsin Transportation Revenue	5.000%	7/1/31	2,815	3,374
				9,337
Connecticut (0.9%)
Connecticut GO	5.000%	11/1/16	2,000	2,354
Connecticut GO	5.000%	11/1/26	3,000	3,642
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	5.000%	7/1/40	2,000	2,337
				8,333
Puerto Rico (0.7%)
Puerto Rico GO	5.250%	7/1/13 (Prere.)	775	808
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/36 (2)	25,120	5,996
				6,804
New Jersey (0.5%)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	2,000	2,397
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	2,000	2,466
				4,863
New Hampshire (0.5%)
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	1,000	1,057

New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	3,000	3,625
				4,682
Missouri (0.5%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/24	1,500	1,847
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/37	2,200	2,592
				4,439
Nebraska (0.4%)
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,000	2,338
Nebraska Public Power District Revenue	5.000%	1/1/27	1,500	1,789
				4,127
South Carolina (0.4%)
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	3,000	3,506

Alabama (0.4%)
Huntsville AL GO	5.000%	5/1/26	2,860	3,440

Minnesota (0.4%)
Minnesota GO	5.000%	10/1/16	2,850	3,364

Tennessee (0.3%)
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/42	500	542
Tennessee GO	5.000%	10/1/16	2,000	2,361
				2,903
Indiana (0.3%)
Indiana University Student Fee Revenue	5.000%	6/1/21	1,195	1,503
Indiana University Student Fee Revenue	5.000%	6/1/22	1,000	1,270
				2,773

New Mexico (0.3%)
New Mexico GO	5.000%	3/1/14	2,410	2,579

Hawaii (0.3%)
Hawaii GO	5.000%	12/1/18	2,000	2,463

Oregon (0.2%)
Oregon GO (Oregon University System
Projects)	5.000%	8/1/36	2,000	2,348

Mississippi (0.2%)
Mississippi GO	5.000%	10/1/36	2,000	2,323

District of Columbia (0.2%)
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/37	2,000	2,301

Kentucky (0.2%)
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.250%	8/15/46	2,000	2,212

Oklahoma (0.1%)
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	775	919

Total Tax-Exempt Municipal Bonds (Cost $867,581)				947,370
Other Assets and Liabilities-Net (0.7%)				6,749
Net Assets (100%)				954,119

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the aggregate value of these securities was $17,925,000, representing 1.9% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2012.
3 Securities with a value of $73,000 have been segregated as initial margin for open futures contracts.

Florida Focused Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Florida Focused Long-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	947,370	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	(1)	947,370	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Florida Focused Long-Term Tax-Exempt Fund

At August 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2012	(28)	(3,744)	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2012, the cost of investment securities for tax purposes was $868,438,000. Net unrealized appreciation of investment securities for tax purposes was $78,932,000, consisting of unrealized gains of $80,246,000 on securities that had risen in value since their purchase and $1,314,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FLORIDA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FLORIDA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

VANGUARD FLORIDA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 17, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.